[LOGO] STANDISH FUNDS(R)

                              Standish Small Capitalization
Financial Report              Equity Fund
--------------------------------------------------------------------------------
Six Months Ended
March 31, 2000
(Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $148,543,690)                                                     $203,657,448
  Cash                                                                     153,425
  Receivable for investments sold                                        7,813,382
  Receivable for Fund shares sold                                          222,699
  Interest and dividends receivable                                          4,957
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                              47,120
  Prepaid expenses                                                             185
                                                                      ------------
    Total assets                                                       211,899,216

LIABILITIES
  Payable for investments purchased                      $   890,681
  Payable for Fund shares redeemed                         1,000,000
  Accrued accounting, custody and transfer agent fees         35,314
  Accrued trustees' fees and expenses (Note 2)                 6,030
  Accrued expenses and other liabilities                      20,420
                                                         -----------
    Total liabilities                                                    1,952,445
                                                                      ------------
NET ASSETS                                                            $209,946,771
                                                                      ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $ 67,487,362
  Accumulated net realized gain                                         87,995,269
  Net investment loss                                                     (646,394)
  Net unrealized appreciation                                           55,110,534
                                                                      ------------
TOTAL NET ASSETS                                                      $209,946,771
                                                                      ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                2,380,491
                                                                      ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                     $      88.19
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income allocated from Portfolio (a)                       $     52,037
  Dividend income allocated from Portfolio (a)                              1,395
  Expenses allocated from Portfolio (a)(b)                               (416,976)
                                                                     ------------
    Net investment income allocated from Portfolio                       (363,544)
  Interest income                                                          35,465
  Dividend income                                                           2,996
                                                                     ------------
    Total investment income                                              (325,083)

EXPENSES
  Investment advisory fee (Note 2)                       $  251,829
  Accounting, custody and transfer agent fees                44,220
  Legal and audit services                                   13,909
  Registration fees                                           7,136
  Trustees' fees and expenses (Note 2)                        4,983
  Insurance expense                                           2,261
  Miscellaneous                                               7,290
                                                         ----------
    Total expenses                                          331,628

Deduct:
  Waiver of investment advisory fee (Note 2)                (10,317)
                                                         ----------
    Total expense deductions                                (10,317)
                                                         ----------
      Net expenses                                                        321,311
                                                                     ------------
        Net investment loss                                              (646,394)
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain allocated from Portfolio (a)
    Investment security transactions                     33,391,481
    Financial futures contracts                             186,170
                                                         ----------
      Net realized gain allocated from Portfolio         33,577,651
  Net realized gain
    Investment security transactions                     55,302,385
    Financial futures contracts                             346,187
                                                         ----------
      Net realized gain                                                89,226,223
  Change in unrealized appreciation (depreciation)
    Investment securities                                38,184,563
    Financial futures contracts                              (3,224)
                                                         ----------
      Net change in unrealized appreciation
        (depreciation)                                                 38,181,339
                                                                     ------------
    Net realized and unrealized gain                                  127,407,562
                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $126,761,168
                                                                     ============

(a) On January 28, 2000, the Fund withdrew its investment in Standish Small Capitalization Equity Portfolio and began investing directly in securities.
(b) Includes $18,855 of amortization of organization costs of the portfolio expense and net of reimbursement resulting from conversion of the Fund from a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000       YEAR ENDED
                                                           (UNAUDITED)     SEPTEMBER 30, 1999
                                                         ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment loss                                      $   (646,394)      $   (940,595)
  Net realized gain                                          89,226,223         28,751,722
  Change in unrealized appreciation (depreciation)           38,181,339         32,959,364
                                                           ------------       ------------
  Net increase in net assets from investment operations     126,761,168         60,770,491
                                                           ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net realized gains on investments                    (28,497,714)       (15,623,361)
                                                           ------------       ------------
  Total distributions to shareholders                       (28,497,714)       (15,623,361)
                                                           ------------       ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            6,301,984         22,657,287
  Value of shares issued to shareholders in payment of
    distributions declared                                   26,646,611         14,776,461
  Cost of shares redeemed                                   (68,597,172)       (82,249,148)
                                                           ------------       ------------
  Net decrease in net assets from Fund share
    transactions                                            (35,648,577)       (44,815,400)
                                                           ------------       ------------
TOTAL INCREASE IN NET ASSETS                                 62,614,877            331,730

NET ASSETS
  At beginning of period                                    147,331,894        147,000,164
                                                           ------------       ------------
  At end of period (including net investment loss of
    $646,394 and $0, respectively)                         $209,946,771       $147,331,894
                                                           ============       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   SIX MONTHS            YEAR ENDED           NINE MONTHS
                                     ENDED             SEPTEMBER 30,             ENDED              YEAR ENDED DECEMBER 31,
                                 MARCH 31, 2000    ----------------------    SEPTEMBER 30,    -----------------------------------
                                 (UNAUDITED)(1)     1999(1)      1998(1)        1997(1)         1996         1995         1994
                                 --------------    ---------    ---------    -------------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $  54.46       $  41.74     $  66.50         $  52.96     $  53.46     $  42.15     $  48.97
                                    --------       --------     --------         --------     --------     --------     --------
FROM INVESTMENT OPERATIONS:
  Net investment loss*                 (0.01)         (0.28)       (0.31)           (0.23)          --           --           --
  Net realized and unrealized
    gain (loss) on
    investments                        44.84          17.77       (16.57)           14.80         9.29        12.57        (1.84)
                                    --------       --------     --------         --------     --------     --------     --------
Total from investment
  operations                           44.83          17.49       (16.88)           14.57         9.29        12.57        (1.84)
                                    --------       --------     --------         --------     --------     --------     --------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net realized gain on
    investments                       (11.10)         (4.77)       (7.88)           (1.03)       (9.79)       (1.26)       (4.98)
                                    --------       --------     --------         --------     --------     --------     --------
Total distributions to
  shareholders                        (11.10)         (4.77)       (7.88)           (1.03)       (9.79)       (1.26)       (4.98)
                                    --------       --------     --------         --------     --------     --------     --------
NET ASSET VALUE, END OF
  PERIOD                            $  88.19       $  54.46     $  41.74         $  66.50     $  52.96     $  53.46     $  42.15
                                    ========       ========     ========         ========     ========     ========     ========
TOTAL RETURN                           92.49%++       44.02%      (27.20)%          27.92%++     17.36%       29.83%       (3.66)%

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily
    net assets)*(2)                     0.74%+         0.74%        0.74%            0.74%+       0.75%        0.75%        0.79%
  Net Investment Loss (to
    average daily net
    assets)*                           (0.65)%+       (0.56)%      (0.57)%          (0.57)%+     (0.44)%      (0.30)%      (0.27)%
  Portfolio Turnover                      90%(5)        173%(3)      107%(3)           70%(3)       28%(4)      103%(4)       95%(4)
  Net Assets, End of Period
    (000's omitted)                 $209,947       $147,332     $147,000         $274,368     $244,131     $180,470     $107,591

-----------------
* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share     $  (0.01)     $  (0.30)     $  (0.34)     $  (0.23)     $  (0.01)           --            --
Ratios (to average daily net
  assets):
  Expenses(2)                           0.78%+        0.80%         0.78%         0.74%+        0.76%           --            --
  Net investment loss                  (0.69)%+      (0.62)%       (0.61)%       (0.57)%+      (0.45)%          --            --

+    Computed on an annualized basis.
++   Not annualized.
(1)  Calculated using average shares outstanding.
(2) Includes the Fund's share of the Standish Small Capitalization Equity Portfolio's allocated expenses for periods from May 3, 1996 to January 27, 2000.
(3) Represents activity of the Standish Small Capitalization Equity Portfolio while the Fund was invested in the Standish Small Capitalization Equity Portfolio.
(4) Represents portfolio turnover when the fund was investing directly in securities.
(5) Portfolio turnover while the Fund was invested in the Standish Small Capitalization Equity Portfolio was 58%. For the period from January 28, 2000 to March 31, 2000, when the Fund began investing in securities, the portfolio turnover was 32%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
EQUITIES -- 96.2%

CAPITAL GOODS -- 1.7%
EGL, Inc.*                                               109,500  $  2,559,562
Waste Connections, Inc.*                                  87,500     1,060,937
                                                                  ------------
                                                                     3,620,499
                                                                  ------------
EARLY CYCLICAL -- 5.0%
Atlantic Coast Airlines, Inc.*                           115,600     2,991,150
Forward Air Corp.*                                        94,150     2,230,178
Ryanair Holdings PLC ADR*                                 52,300     2,399,262
Skywest, Inc.                                             74,900     2,930,462
                                                                  ------------
                                                                    10,551,052
                                                                  ------------
ENERGY -- 2.4%
Cal Dive International, Inc.*                             36,900     1,872,675
Core Laboratories, Inc.*                                 105,500     3,066,094
                                                                  ------------
                                                                     4,938,769
                                                                  ------------
FINANCIAL -- 1.8%
Costar Group, Inc.*                                      101,200     3,731,750
                                                                  ------------
GROWTH CYCLICAL -- 1.7%
Cinar Corp.*                                              72,600       508,200
Tweeter Home Entertainment Group, Inc.*                   71,500     3,163,875
                                                                  ------------
                                                                     3,672,075
                                                                  ------------
HEALTH CARE -- 9.9%
Alexion Pharmaceuticals, Inc.*                            35,800     2,497,050
Alkermes, Inc.*                                           19,400     1,794,500
Angiotech Pharmaceuticals, Inc.*                          40,300     1,601,925
Antigenics, Inc.*                                         44,000       896,500
COR Therapeutics, Inc.*                                   32,700     2,155,646
Cephalon, Inc.*                                           49,400     1,852,500
Coulter Pharmaceutical, Inc.*                             72,300     2,205,150
Diversa Corp.*                                            24,100     1,132,700
Inhale Therapeutic Systems, Inc.*                         38,700     2,883,150
Progenics Pharmeceuticals*                                30,500     2,135,000
Vical, Inc.*                                              45,100     1,510,850
eBenX, Inc.*                                               3,100        91,450
                                                                  ------------
                                                                    20,756,421
                                                                  ------------
SERVICES -- 32.6%
C-Bridge Internet Solutions*                              27,900     1,590,300
Citadel Communication Corp.*                              74,500     3,142,969
Corporate Executive Board Co.*                            61,800     3,136,350
Cysive, Inc.*                                             18,800     1,287,800
Data Return Corp.*                                        60,600     2,230,837
Digex, Inc.*                                              22,300     2,473,906
Digital River, Inc.*                                      90,800     1,952,200

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
SERVICES (CONTINUED)
Dycom Industries, Inc.*                                   39,200  $  1,911,000
Emmis Broadcasting Corp., Class A*                       129,500     6,021,750
Fairmarket, Inc.*                                         58,200     1,324,050
Getty Images, Inc.*                                       40,200     1,444,687
Globix Corp.*                                             50,200     1,913,875
Insight Communications, Inc.*                            132,800     2,739,000
Interliant, Inc.*                                         58,700     1,658,275
Internet Commerce Corp., Class A*                         27,000     1,275,750
Media Metrix, Inc.*                                       89,100     3,742,200
NCO Group, Inc.*                                         131,300     4,193,394
Pinnacle Holdings, Inc.*                                  70,800     3,911,700
Quanta Services, Inc.*                                    39,200     2,378,950
Regent Communications, Inc.*                             102,700     1,270,913
SBS Broadcasting SA*                                      77,400     4,760,100
SmartForce PLC ADR*                                       87,200     4,000,300
Sportsline USA, Inc.*                                     74,600     2,196,038
Stamps.com, Inc.*                                         80,000     1,545,000
Westwood One, Inc.*                                      146,100     5,296,125
eMerge Interactive, Inc., Class A*                        32,500       979,062
                                                                  ------------
                                                                    68,376,531
                                                                  ------------
TECHNOLOGY -- 41.1%
ATMI, Inc.*                                               90,500     4,321,375
Adaptive Broadband Corp.*                                 28,600     1,530,100
ArrowPoint Communications, Inc.*                             500        59,242
Aspen Technologies, Inc.*                                 49,300     1,990,488
Bottomline Technologies, Inc.*                            57,500     2,095,156
Burr - Brown Corp.*                                       86,050     4,678,969
Clarus Corp.*                                             19,000     1,341,876
Credence Systems Corp.*                                   34,100     4,266,763
Cree Research, Inc.*                                      23,200     2,618,700
Cybex Corp.*                                              45,150     1,698,769
Datastream Systems, Inc.*                                 34,000       986,000
Emulex Corp.*                                             13,700     1,495,013
Exar Corp.*                                               61,250     4,383,203
Gadzoox Networks, Inc.*                                   76,900     3,686,394
Globespan, Inc.*                                          32,200     3,282,388
HNC Software, Inc.*                                       20,500     1,477,281
Level 8 Systems, Inc.*                                    78,800     3,683,900
Manugistics Group, Inc.*                                  33,300     1,673,325
Mercury Interactive Corp.*                                31,200     2,472,600
Micrel, Inc.*                                             49,600     4,761,600
NetScout Systems, Inc.*                                  126,800     2,123,900
Pericom Semiconductor Corp.*                              75,100     2,680,131
Photronics, Inc.*                                         75,400     2,662,563
Qlogic Corp.*                                             21,800     2,953,900
Quicklogic Corp.*                                         99,200     3,360,400
Semtech Corp.*                                            86,100     5,515,781
SmartDisk Corp.*                                          25,300       670,450
TSI International Software Ltd.*                          35,300     2,932,106

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND
              SCHEDULE OF INVESTMENTS - MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SECURITY                                                 SHARES    (NOTE 1A)
------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Varian Semiconductor Equipment Associates, Inc.*          72,300  $  4,600,088
Veeco Instruments, Inc.*                                  46,400     3,433,600
Visual Networks, Inc.*                                    50,400     2,860,200
                                                                  ------------
                                                                    86,296,261
                                                                  ------------
TOTAL EQUITIES (COST $146,829,169)                                 201,943,358
                                                                  ------------

                                                           PAR
                                      RATE    MATURITY    VALUE
                                     ------  ----------  -------
SHORT-TERM INVESTMENTS -- 0.8%
U.S. GOVERNMENT AGENCY -- 0.2%
FNMA Discount Note=/=+                6.698% 06/08/2000  $350,000       345,635
                                                                  -------------
REPURCHASE AGREEMENTS -- 0.6%
Morgan Stanley Repurchase Agreement, dated 03/31/00,
due 04/03/00, with a maturity value of $1,369,059 and
an effective yield of 5.30%, collateralized by a U.S.
Government Agency Obligation with a rate of 7.00%, a
maturity date of 04/01/30 and an aggregate market value
of $1,369,486.                                                        1,368,455
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,714,521)                        1,714,090
                                                                  -------------

TOTAL INVESTMENTS -- 97.0% (COST $148,543,690)                    $ 203,657,448
OTHER ASSETS, LESS LIABILITIES -- 3.0%                                6,289,323
                                                                  -------------
NET ASSETS -- 100.0%                                              $ 209,946,771
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

*    Non-income producing security.
=/=  Rate noted is yield to maturity.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

      Prior to January 28, 2000, the Fund sought to achieve its investment objective by investing substantially all of its assets in the Standish Small Capitalization Equity Portfolio (the "Portfolio") a subtrust of Standish Ayer & Wood Master Portfolio (the "Portfolio Trust") which had the same investment objective as that of Standish Small Capitalization Equity Fund. Effective January 28, 2000, the Fund withdrew its investment in the Portfolio and began investing directly in securities.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. For the six months ended March 31, 2000, SA&W has voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.74% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended March 31, 2000, SA&W voluntarily did not impose $40,386 of its investment advisory fee. While the Fund was invested in the Portfolio, the Portfolio incurred $347,779 in advisory fees. Of these fees, the advisor waived $30,069. The Fund was allocated its ratable share of the net fee of $317,710. Since January 28, 2000 the Fund incurred advisory fees of $251,829. Of these fees, the advisor waived $10,317. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments for the six months ended March 31, 2000, were as follows:

                                                                PURCHASES       SALES
                                                               ------------  ------------
      U.S. Government Securities                               $         --  $         --
                                                               ============  ============
      Investments (non-U.S.Government Securities)              $168,007,718  $240,693,474
                                                               ============  ============

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2000       YEAR ENDED
                                                                 (UNAUDITED)     SEPTEMBER 30, 1999
                                                               ----------------  ------------------
      Shares sold                                                      77,869             469,529
      Shares issued to shareholders in payment of
        distributions declared                                        451,179             322,771
      Shares redeemed                                                (853,884)         (1,608,974)
                                                                     --------          ----------
      Net decrease                                                   (324,836)           (816,674)
                                                                     ========          ==========

      At March 31, 2000, one shareholder held of record approximately 18% of the total outstanding shares of the Fund.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2000, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $ 148,543,690
                                                                       =============
         Gross unrealized appreciation                                    67,922,858
         Gross unrealized depreciation                                   (12,809,100)
                                                                       -------------
         Net unrealized appreciation                                   $  55,113,758
                                                                       =============

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold
      (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      The Fund entered into no such transactions during the six months ended March 31, 2000.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      The Fund had the following open financial futures contracts at March 31, 2000.

                                                                                UNDERLYING FACE
      CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN
      ----------------------------------------------------------------------------------------------------------
      S&P Mid Cap 400 (2 contracts)                     Long      6/16/2000        $505,350         $  9,330
      Nasdaq 100 (2 contracts)                          Long      6/16/2000         891,470          (12,554)
                                                                                                    --------
                                                                                                    $ (3,224)
                                                                                                    ========

      At March 31, 2000 the Fund had segregated sufficient cash and/or securities to cover margin requirements on open financial futures contracts.

(7)   LINE OF CREDIT:

      The Fund, and other funds in the Trust and subtrusts in the Standish
      Ayer & Wood Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $25 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2000, the expense related to the commitment fee was $1,587 for the Fund.

      During the six months ended March 31, 2000, the Fund had no borrowings under the credit facility.

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